Schedule of investments
Delaware Ivy VIP Pathfinder Moderately Aggressive
March 31, 2024 (Unaudited)
	Number of shares	Value (US $)
Affiliated Mutual Funds — 99.77%<<
Fixed Income Funds — 24.34%
Delaware Ivy VIP Corporate Bond Class II	22,425,613	$104,727,614
Delaware Ivy VIP High Income Class I	911,173	2,751,742
Delaware Ivy VIP Limited-Term Bond Class II	5,334,634	25,339,511
		132,818,867
Global / International Equity Fund — 25.01%
Delaware Ivy VIP International Core Equity Class II	7,974,801	136,448,852
		136,448,852
US Equity Funds — 50.42%
Delaware Ivy VIP Core Equity Class II	4,910,358	70,709,160
Delaware Ivy VIP Growth Class II	6,330,330	68,873,991
Delaware Ivy VIP Mid Cap Growth Class I	2,768,779	30,179,692
Delaware Ivy VIP Small Cap Growth Class II	931,539	6,101,582
Delaware Ivy VIP Smid Cap Core Class II	2,263,433	27,885,492
Delaware Ivy VIP Value Class II	13,075,354	71,391,429
		275,141,346
Total Affiliated Mutual Funds (cost $598,255,429)		544,409,065

	Number of shares	Value (US $)

Short-Term Investments — 0.25%
Money Market Mutual Funds — 0.25%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 5.20%)	338,935	$ 338,935
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 5.21%)	338,935	338,935
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 5.34%)	338,935	338,935
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 5.22%)	338,936	338,936
Total Short-Term Investments (cost $1,355,741)		1,355,741

Total Value of Securities—100.02% (cost $599,611,170)		545,764,806
Liabilities Net of Receivables and Other Assets—(0.02%)		(112,865)
Net Assets Applicable to 133,747,715 Shares Outstanding—100.00%		$545,651,941
<<	Affiliated company.
NQ- IV048 [0324] 0524 (3566239)    1